Revenue - Contract balances (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue.
Receivables, which are included in "Trade and other receivables"	₽ 61,028	₽ 52,462
Contract liabilities	2,785,402	2,367,416
Contract liabilities recognized as revenue during the year	2,196,418	1,901,767
Revenue recognized from performance obligations satisfied (or partially satisfied) in previous periods	₽ 10,662	₽ 7,208